Fair value of financial instruments - Summary of Comparison of Carrying and Fair Values for Each Classification of Financial Instrument (Detail) - CAD ($) $ in Millions	Jan. 31, 2024	Oct. 31, 2023
Financial assets
Interest-bearing deposits with banks	$ 61,080	$ 71,086
Securities
Trading	193,597	190,151
Investment, net of applicable allowance	212,216	219,579
Securities	405,813	409,730
Assets purchased under reverse repurchase agreements and securities borrowed	347,871	340,191
Loans, net of applicable allowance
Loans, net	858,316	852,773
Other
Derivatives	105,038	142,450
Deposits
Personal	452,189	441,946
Business and government	743,772	745,075
Bank	45,207	44,666
Deposits	1,241,168	1,231,687
Other
Obligations related to securities sold short	35,012	33,651
Obligations related to assets sold under repurchase agreements and securities loaned	334,490	335,238
Derivatives	106,974	142,629
Subordinated debentures	11,525	11,386
Financial assets classified as FVTPL [member]
Securities
Trading	192,679	180,651
Securities	192,679	180,651
Assets purchased under reverse repurchase agreements and securities borrowed	292,204	285,869
Loans, net of applicable allowance
Retail	490	114
Wholesale	12,740	5,629
Loans, net	13,230	5,743
Other
Derivatives	105,038	142,450
Other assets	8,892	7,579
Financial assets designated as FVTPL [member]
Financial assets
Interest-bearing deposits with banks	51,812	60,856
Securities
Trading	918	9,500
Securities	918	9,500
Loans, net of applicable allowance
Retail		362
Wholesale	1,318	3,619
Loans, net	1,318	3,981
Other
Other assets	6	5
Financial assets classified as FVOCI [member]
Securities
Investment, net of applicable allowance	120,281	127,624
Securities	120,281	127,624
Loans, net of applicable allowance
Retail	390	280
Wholesale	952	597
Loans, net	1,342	877
Financial assets designated as FVOCI [member]
Securities
Investment, net of applicable allowance	1,239	842
Securities	1,239	842
Financial liabilities classified as FVTPL [member]
Deposits
Personal	241	109
Business and government	180	174
Deposits	421	283
Other
Obligations related to securities sold short	35,012	33,651
Derivatives	106,974	142,629
Other liabilities	(1,099)	(937)
Financial liabilities designated as FVTPL [member]
Deposits
Personal	28,089	26,702
Business and government	151,518	137,454
Bank	9,401	11,462
Deposits	189,008	175,618
Other
Obligations related to assets sold under repurchase agreements and securities loaned	300,662	298,679
Other liabilities	6	11
Fair value of financial instruments not measured at fair value [member] | Financial assets measured at amortized cost [member]
Financial assets
Interest-bearing deposits with banks	9,268	10,230
Securities
Investment, net of applicable allowance	85,727	83,667
Securities	85,727	83,667
Assets purchased under reverse repurchase agreements and securities borrowed	55,667	54,322
Loans, net of applicable allowance
Retail	550,375	542,480
Wholesale	271,120	268,843
Loans, net	821,495	811,323
Other
Other assets	59,389	68,450
Fair value of financial instruments not measured at fair value [member] | Financial liabilities measured at amortized cost [member]
Deposits
Personal	423,208	412,886
Business and government	592,014	605,260
Bank	35,807	33,160
Deposits	1,051,029	1,051,306
Other
Obligations related to assets sold under repurchase agreements and securities loaned	33,828	36,559
Other liabilities	84,356	92,441
Subordinated debentures	11,511	11,213
Financial assets at carrying amount [member]
Financial assets
Interest-bearing deposits with banks	61,080	71,086
Securities
Trading	193,597	190,151
Investment, net of applicable allowance	212,216	219,579
Securities	405,813	409,730
Assets purchased under reverse repurchase agreements and securities borrowed	347,871	340,191
Loans, net of applicable allowance
Retail	566,886	567,132
Wholesale	291,430	285,641
Loans, net	858,316	852,773
Other
Derivatives	105,038	142,450
Other assets	68,287	76,034
Financial assets at carrying amount [member] | Financial assets measured at amortized cost [member]
Financial assets
Interest-bearing deposits with banks	9,268	10,230
Securities
Investment, net of applicable allowance	90,696	91,113
Securities	90,696	91,113
Assets purchased under reverse repurchase agreements and securities borrowed	55,667	54,322
Loans, net of applicable allowance
Retail	566,006	566,376
Wholesale	276,420	275,796
Loans, net	842,426	842,172
Other
Other assets	59,389	68,450
Financial assets at fair value [member]
Financial assets
Interest-bearing deposits with banks	61,080	71,086
Securities
Trading	193,597	190,151
Investment, net of applicable allowance	207,247	212,133
Securities	400,844	402,284
Assets purchased under reverse repurchase agreements and securities borrowed	347,871	340,191
Loans, net of applicable allowance
Retail	551,255	543,236
Wholesale	286,130	278,688
Loans, net	837,385	821,924
Other
Derivatives	105,038	142,450
Other assets	68,287	76,034
Financial liabilities at carrying amount [member]
Deposits
Personal	452,189	441,946
Business and government	743,772	745,075
Bank	45,207	44,666
Deposits	1,241,168	1,231,687
Other
Obligations related to securities sold short	35,012	33,651
Obligations related to assets sold under repurchase agreements and securities loaned	334,490	335,238
Derivatives	106,974	142,629
Other liabilities	83,108	91,613
Subordinated debentures	11,525	11,386
Financial liabilities at carrying amount [member] | Financial liabilities measured at amortized cost [member]
Deposits
Personal	423,859	415,135
Business and government	592,074	607,447
Bank	35,806	33,204
Deposits	1,051,739	1,055,786
Other
Obligations related to assets sold under repurchase agreements and securities loaned	33,828	36,559
Other liabilities	84,201	92,539
Subordinated debentures	11,525	11,386
Financial liabilities at fair value [member]
Deposits
Personal	451,538	439,697
Business and government	743,712	742,888
Bank	45,208	44,622
Deposits	1,240,458	1,227,207
Other
Obligations related to securities sold short	35,012	33,651
Obligations related to assets sold under repurchase agreements and securities loaned	334,490	335,238
Derivatives	106,974	142,629
Other liabilities	83,263	91,515
Subordinated debentures	$ 11,511	$ 11,213